COMMITMENTS AND CONTINGENCIES Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Deferred rent	$ 13.3	$ 7.5
Lease incentive liability	10.7	6.2
Total net lease expense	$ 7.1	$ 5.7	$ 5.6